April 3, 1998


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: The Milestone Funds (the "Registrant")
       Post Effective Amendment # 7
       File #'s 33-81574
                811-8620
       CIK # 0000926898

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, this letter is to certify that the above noted Registrant's form of Prospectus and Statement of Additional Information that would have been filed in accordance with Rule 497, paragraph (c), does not differ from that contained in the Registrant's above noted Post Effective Amendment, which was filed via the EDGAR system with the Securities and Exchange Commission on March 30, 1998.

If there are any questions, or if you need anything further, please call the undersigned at (212) 495-3081.

Sincerely,


\s\ Joseph P. Carusone
Joseph P. Carusone
Assistant Vice President
Mutual Fund Administration
The Bank of New York